Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 172,203	$ 170,861
IRELAND
Segment Reporting Information [Line Items]
Property, plant and equipment, net	113,394	109,919
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	17,267	16,675
UNITED STATES
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,634	33,855
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,908	$ 10,412